Summary of Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Quarterly Financial Data [Abstract]
Net sales	$ 7,171	$ 6,057	$ 6,022	$ 5,866	$ 6,436	$ 5,494	$ 5,422	$ 5,243	$ 25,116	$ 22,595	$ 20,498
Gross profit	4,628	3,852	3,841	3,744	4,174	3,517	3,416	3,333	16,065	14,440	13,058
Earnings before income taxes	1,705	1,029	1,016	764	528	1,043	998	923	4,514	3,492	3,673
Net earnings	$ 849	$ 859	$ 884	$ 654	$ 546	$ 834	$ 825	$ 788	$ 3,246	$ 2,993	$ 3,165
Basic net earnings per share of common stock (in dollars per share)	$ 2.21	$ 2.25	$ 2.32	$ 1.71	$ 1.43	$ 2.18	$ 2.17	$ 2.07	$ 8.49	$ 7.86	$ 8.34
Diluted net earnings per share of common stock (in dollars per share)	2.20	2.22	2.29	1.69	1.41	2.16	2.14	2.05	$ 8.40	$ 7.76	$ 8.25
Dividends declared per share of common stock (in dollars per share)	$ 0.88	$ 0.84	$ 0.84	$ 0.84	$ 0.84	$ 0.80	$ 0.80	$ 0.80